Leases	12 Months Ended
Feb. 01, 2015
Leases [Abstract]
Leases

Note 8: Leases

We lease certain property and equipment under various non-cancelable operating leases. Some of the leases include options for renewal or extension on various terms. Most of the leases require us to pay property taxes, insurance and maintenance of the leased assets. Certain leases also have provisions for additional contingent rentals based on revenues. Rent expense is included in “Other store operating expenses” in the Consolidated Statements of Comprehensive Income. For fiscal 2014, rent expense for operating leases was $61,174, including contingent rentals of $3,310. For fiscal 2013, rent expense for operating leases was $54,450, including contingent rentals of $2,858. For fiscal 2012, rent expense for operating leases was $50,561, including contingent rentals of $2,620. At February 1, 2015 future minimum lease payments, including any periods covered by renewal options we are reasonably assured of exercising (including the sale/leaseback transactions described below), are:

2015	2016	2017	2018	2019	THEREAFTER	TOTAL
$63,282	$62,142	$60,937	$57,239	$51,790	$366,670	$662,060

At February 1, 2015, we also had lease commitments on equipment as follows:

2015	2016	2017	2018	2019	THEREAFTER	TOTAL
$778	$336	$107	$2	$—	$—	$1,223

We have signed operating lease agreements for future sites in Euless (Dallas), Texas, Pelham (Long Island), New York, Woburn (Boston), Massachusetts and Kentwood (Grand Rapids), Michigan which are expected to open in the first half of fiscal 2015. The landlord has fulfilled the obligations to commit us to the lease terms under these agreements and therefore, the future obligations related to these locations are included in the table above.

As of February 1, 2015 we have signed thirteen additional lease agreements for future sites. Our commitments under these agreements are contingent upon among other things, the landlord’s delivery of access to the premises for construction. Future obligations related to these agreements are not included in the table. Subsequently, our future site located in Edina (Minneapolis), Minnesota, included in the thirteen lease agreements noted above, has been delivered by the landlord resulting in future commitments of approximately $19,603.

During 2000 and 2001, we completed the sale/leaseback of three stores and the corporate headquarters. Cash proceeds of $24,774 were received along with two twenty-year notes aggregating $6,750. The notes bear interest of 7.0% to 7.5%. At the end of fiscal years 2014 and 2013, the aggregate balance of the notes receivable due from the lessors under the sale/leaseback agreements was $2,651 and $2,936, respectively. Future minimum principal and interest payments due to us under these notes are as follows:

2015	2016	2017	2018	2019	THEREAFTER	TOTAL
$489	$489	$489	$489	$489	$937	$3,382